Borrowings - Summary of Korean Won and Foreign Currency Borrowings (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%
Borrowings	₩ 10,218,165	₩ 10,006,685
Redemption premium	2,267	4,565
Bond discount issuance	(1,811)	(7,206)
Current portion	(8,456)
The 1st CB(Private) Jun. 5, 2020 and The First Unsecured Cb Jul.25.2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 8,456	35,359
The 1st CB(Private) Jun. 5, 2025 [member] | The 1st CB(Private) Jun. 5, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jun. 5, 2025
Annual interest rates	2.00%
Borrowings	₩ 8,000	8,000
The First Unsecured Cb January Five Twenty Twenty Five [Member] | The First Unsecured Cb July Twenty Five Twenty Two [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 25, 2025
Borrowings		₩ 30,000